Shareholder Report, Line Graph (Details) 74200001190_Franklin Natural Resources Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 12,556	$ 13,483	$ 11,994	$ 11,256	$ 8,239	$ 5,472	$ 9,322	$ 10,801	$ 9,580	$ 9,450	$ 20,684
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,227	27,133	22,186	21,857	22,560	14,948	15,106	13,406	11,858	10,000	$ 39,601
S&P North American Natural Resources Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P North American Natural Resources Sector Index
Accumulated Value	17,404	18,055	15,613	14,748	10,399	7,397	10,301	11,334	10,259	10,000	$ 26,756
S&P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global Natural Resources Index
Accumulated Value	$ 18,866	$ 20,227	$ 19,099	$ 19,271	$ 16,042	$ 10,454	$ 13,126	$ 13,791	$ 11,147	$ 10,000	$ 28,277